Commitments and Contingencies - BG Joint Venture - Additional Information (Detail)	6 Months Ended
Jun. 30, 2015 USD ($)
Long-term Purchase Commitment [Line Items]
Shipbuilding and crew training obligation incurred	$ 2,600,000
Shipbuilding and crew training obligation incurred, remainder of 2015	3,400,000
Shipbuilding and crew training obligation incurred, 2016	4,200,000
Shipbuilding and crew training obligation incurred, 2017	3,800,000
Shipbuilding and crew training obligation incurred, 2018	4,100,000
Shipbuilding and crew training obligation incurred, 2019	400,000
BG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Debt facility used to finance a portion of estimated fully built-up cost	787,000,000
Fully built up cost	1,000,000,000
BG Joint Venture [Member] | Pro rata share [Member]
Long-term Purchase Commitment [Line Items]
Proportionate share of the newbuilding installments, net of the existing financing, remainder of 2015	3,200,000
Proportionate share of the newbuilding installments, net of the existing financing in 2016	7,900,000
Proportionate share of the newbuilding installments, net of the existing financing in 2017	15,000,000
Proportionate share of the newbuilding installments, net of the existing financing in 2018	17,300,000
Proportionate share of the newbuilding installments, net of the existing financing in 2019	$ 6,300,000